Loans Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Loans Payable

10.    LOANS PAYABLE

Short-term Loans

On May 13, 2014, 91 Wireless entered into a banking facility agreement with Hong Kong and Shanghai Banking Corporation Limited (Hong Kong branch) (“HSBC”), pursuant to which 91 Wireless is entitled to borrow a US$ denominated loan of RMB124.09 million (US$20.00 million) with an interest rate of 0.8% per annum over 1, 3 or 6 months LIBOR. The banking facility is subject to HSBC’s overriding right of repayment on demand and the loan under this facility is intended for the general working capital of 91 Wireless. On May 23, 2014, 91 Wireless drew down RMB43.40 million (US$7.00 million) with a fixed interest rate of 1.12% under the loan commitment, and on September 25, 2014, 91 Wireless drew down another RMB49.60 million (US$8.00 million) with a fixed interest rate of 1.13% under the loan commitment, both of which were secured by cash collateral of a subsidiary of 91 Wireless.

Long-term Loans

On September 18, 2012, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is entitled to borrow an unsecured Australian Dollars (“AU$”) denominated loan with a floating interest rate. The loan commitment amounting to RMB532.46 million (AU$105.00 million) is intended for the general working capital of the Company. On October 17, 2012, the Company drew down RMB278.91 million (AU$55.00 million) with a term of two years under the loan commitment and the remaining commitment of AU$50.00 million was cancelled by both parties. In connection with the drawn down of the loan commitment, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$56.76 million with a fixed annual interest rate of 2.75% during the term of the loan. The loan was fully repaid on October 16, 2014 when it became due.

On July 24, 2013, the Company entered into a loan agreement with Sumitomo Mitsui Banking Corporation, pursuant to which the Company is entitled to borrow an unsecured US$ denominated loan of RMB930.69 million (US$150.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On July 29, 2013, the Company drew down RMB930.69 million (US$150.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into an interest swap agreement, pursuant to which the loan will be settled with a fixed annual interest rate of 1.17% during the term of the loan.

On August 13, 2013, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is entitled to borrow an unsecured AU$ denominated loan of RMB1.19 billion (AU$235.00 million) with a floating interest rate. The loan is intended for the general working capital of the Company. On August 19, 2013, the Company drew down RMB1.19 billion (AU$235.00 million) with a term of two years under the facility commitment. In connection with the loan agreement, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$200.00 million with a fixed annual interest rate of 1.65% during the term of the loan.

On December 9, 2014, the Company entered into two loan agreements with Bank of China (Los Angeles Branch), pursuant to which the Company borrowed two unsecured US denominated loans of RMB930.69 million (US$150.00 million) with a term of two years and RMB930.69 million (US$150.00 million) with a term of three years. Both loans are intended for the general working capital of the Company and have a floating interest rate. In connection with the loan agreements, the Company entered into two interest swap agreements, pursuant to which the loans will be settled with a fixed annual interest rate of 2.31% and 2.45%, respectively, during the respective term of the loans.

The interest swap agreement and currency swap agreements met the definition of a derivative in accordance with ASC 815. The fair value of the derivatives related to the interest swap agreement and currency swap agreements was insignificant for the years ended December 31, 2013 and 2014.